Consolidated Balance Sheets - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Current assets:
Cash and cash equivalents	$ 1,993,257	$ 8,726,341
Short-term investment	17,540	19,255
Trade and other receivables	7,507,333	7,599,584
Prepaid expenses	1,025,969	3,983,427
Inventories	13,006,074	17,059,406
Total current assets	23,550,173	37,388,013
Property, plant and equipment	1,403,264	21,448,123
Operating lease right-of-use assets	1,941,347	2,295,263
Intangible assets	1,607,089	21,655,035
Goodwill	2,426,385	22,168,288
Total assets	30,928,258	104,954,722
Current liabilities:
Trade and other payables	27,051,561	22,700,849
Current portion of operating lease liabilities	339,620	641,698
Loans and borrowings	7,538,369
Deferred revenues		285,004
Provisions	2,948,340	1,118,613
Liability related to warrants	3,156,254	5,570,530
Total current liabilities	41,034,144	30,316,694
Operating lease liabilities	2,017,888	2,063,421
Loans and borrowings	15,412,895	11,648,320
Other liability	24,000	88,688
Total liabilities	58,488,927	44,117,123
Shareholders' Equity (Deficiency):
Share capital - without par value (11,996,387 shares issued and outstanding as of March 31, 2023; 5,560,829 shares issued and outstanding as of March 31, 2022)	321,946,102	317,051,125
Warrants	6,155,323	6,079,890
Additional paid-in capital	58,138,914	55,980,367
Accumulated other comprehensive loss	(14,538,830)	(7,814,163)
Deficit	(383,641,363)	(323,181,697)
Total equity (deficiency) attributable to equity holders of the Company	(11,939,854)	48,115,522
Non-controlling interest	(15,620,815)	12,722,077
Total shareholders' equity (deficiency)	(27,560,669)	60,837,599
Commitments and contingencies
Total liabilities and shareholders' equity (deficiency)	$ 30,928,258	$ 104,954,722